Subsequent Events (Details) - USD ($)	Apr. 07, 2026	Mar. 31, 2026	Mar. 25, 2026	Dec. 31, 2025
Subsequent Events (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.22
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital, Value			$ 220,000,000
Aggregate gross sales proceeds	$ 400,000	$ 720,000
Net proceeds of sales		690,000
Share price of aggregate gross sales proceeds (in Dollars per share)	$ 0.08
Description of reverse stock split			the Company’s Class A ordinary shares and Class B ordinary shares at a ratio of 1-for-10 (the “Reverse Stock Split”), such that (a) every ten (10) issued Class A ordinary shares of a par value of US$0.022 each will be combined into one (1) issued Class A ordinary share of a par value of US$0.22 each, (b) every ten (10) issued Class B ordinary shares of a par value of US$0.022 each will be combined into one (1) issued Class B ordinary share of a par value of US$0.22 each, and (c) any fractional shares will be rounded up to the nearest whole share.
Ruike [Member]
Subsequent Events (Details) [Line Items]
Carrying amount of debt				$ 2,543,916
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares)			900,000,000
Ordinary shares par value (in Dollars per share)			$ 0.22
Aggregate gross sales proceeds		$ 20,000,000
Shares of aggregate gross sales proceeds (in Shares)	5,000,000	1,247,456
Common Class B [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.001
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares)			100,000,000
Ordinary shares par value (in Dollars per share)			$ 0.22